3. Loans (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mortgage loans held for sale	$ 9,139	$ 4,417
Impaired loans	20,369	20,347
Other real estate	$ 128	$ 0
Mortgage loans held for sale
Valuation Technique	Rate lock commitment
Significant unobservable inputs	N/A
Mortgage loans held for sale | Minimum
Significant unobservable input value range
Mortgage loans held for sale | Maximum
Significant unobservable input value range
Impaired Loans
Valuation Technique	Appraised value and discounted cash flows
Significant unobservable inputs	Discounts to reflect current market conditions and ultimate collectability
Impaired Loans | Minimum
Significant unobservable input value range	0.00%
Impaired Loans | Maximum
Significant unobservable input value range	25.00%
Other real estate
Valuation Technique	Appraised value
Significant unobservable inputs	Discounts to reflect current market conditions and estimated costs to sell
Other real estate | Minimum
Significant unobservable input value range	0.00%
Other real estate | Maximum
Significant unobservable input value range	25.00%